Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 33,322	$ 31,760
Cost of revenues	19,392	17,957
Gross profit	13,930	13,803
Other expenses (income):
Sales and marketing	3,395	4,903
General and administrative	5,662	11,404
Research and development	1,506	1,864
Interest expense, net	2,086	2,310
Interest expense - related party	356	297
Amortization of intangible assets	1,812	1,796
Uncollectible receivable - related party	0	3,862
Impairment loss on intangible assets	9,580	875
Impairment loss on goodwill	0	168
Legal settlement	0	2,048
Change in fair value of contingent consideration	0	242
Change in fair value of warrants liability	(4,852)	525
Loss on extinguishment of debt - related party	527	2,142
Other expenses (income), net	336	58
Total other expenses	20,408	32,494
Loss before income taxes	(6,478)	(18,691)
Provision for (benefit from) income taxes	1,238	(3,038)
Net loss	(7,716)	(15,653)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(443)	200
Unrealized gain on cash flow hedges, net of taxes of $0 and $(59), respectively	0	97
Other comprehensive (loss) income	(443)	297
Comprehensive loss	(8,159)	(15,356)
Net loss	(7,716)	(15,653)
Net Income (Loss) Available to Common Stockholders
Loss available to common stockholders - basic and diluted	(13,249)	(21,261)
Loss per common share:
Basic and diluted (in dollars per share)	$ (0.62)	$ (1.03)
Weighted average shares used to compute net loss per common share:
Basic and diluted (in shares)	21,294,432	20,714,531
Series C Preferred Stock [Member]
Net Income (Loss) Available to Common Stockholders
Preferred stock dividends	(103)	0
Series A Convertible Preferred Stock [Member]
Net Income (Loss) Available to Common Stockholders
Preferred stock dividends	(509)	(55)
Series A Deemed Dividend [Member]
Net Income (Loss) Available to Common Stockholders
Deemed dividend	(2,422)	(5,553)
Series B Deemed Dividend [Member]
Net Income (Loss) Available to Common Stockholders
Deemed dividend	(1,098)	0
Series C Deemed Dividend [Member]
Net Income (Loss) Available to Common Stockholders
Deemed dividend	$ (1,401)	$ 0